Regulatory Order Considerations and Management's Plans (Tables)	12 Months Ended
Dec. 31, 2012
Brokered Deposit Maturities	Brokered deposit maturities over the next four years are as follows:

December 31, 2013	$16,851
December 31, 2014	5,199
December 31, 2015	9,422
December 31, 2016	623

$32,095